Leases	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Leases

Note 11. Leases

Lease terms for production facilities are generally between 10 and 20 years, and lease terms for other properties (i.e., offices) are generally between one and 15 years. Lease terms for production equipment are generally between one and five years. The Group also has leases with a shorter lease term than 12 months and leases pertaining to assets of low value, such as office equipment. For these, the Group has chosen to apply the exemption rules in IFRS 16 Leases, meaning the value of these contracts is not part of the right-of-use asset or lease liability.

Below is the roll-forward of lease right-of-use assets:

	Land and buildings	Plant and machinery	Total
Cost
At December 31, 2025	54,852	27,054	81,906
Increases	1,047	146	1,193
Decreases	(1,047)	(1,047)	(2,094)
Exchange differences	(433)	(257)	(690)
At June 30, 2026	54,419	25,896	80,315
Accumulated depreciation
At December 31, 2025	(28,260)	(15,739)	(43,999)
Depreciation	(3,700)	(1,813)	(5,513)
Decreases	729	1,132	1,861
Exchange differences	178	310	488
At June 30, 2026	(31,053)	(16,110)	(47,163)
Cost, net accumulated depreciation
At December 31, 2025	26,592	11,315	37,907
At June 30, 2026	23,366	9,786	33,152

Depreciation expense for the three months ended June 30, 2026 was $2.7 million (2025: $2.9 million). Depreciation expense for the six months ended June 30, 2026 was $5.5 million (2025: $5.6 million)

Below is the maturity analysis of lease liabilities:

Lease liabilities	June 30, 2026
Maturity Analysis
Less than 3 months	3,096
Between 3 months and 1 year	9,287
Between 1 and 2 years	7,166
Between 2 and 5 years	11,524
After 5 years	9,749
Total lease commitments	40,822
Impact of discounting remaining lease payments	(9,528)
Total lease liabilities at June 30, 2026	31,294
Lease liabilities included in the condensed consolidated statement of financial position at June 30, 2026
Non-current	19,265
Current	12,029
Total	31,294

The Group has the following lease agreements, which had not commenced as of June 30, 2026, but to which the Group is committed:

•
One lease agreement regarding production equipment in Ma’anshan, China, under which the Group’s obligations collectively amount to $3.7 million for a term of six years.